Payments, Details - 12 months ended Dec. 31, 2023 - USD ($)	Amount	Type	Country	Govt.	Project	Resource	Ext. Method
#: 9
	$ 58,510,327	Royalties	ITALY	BASILICATA REGION (VDA)	ITALY UPSTREAM ASSET	Crude Oil and/or Natural Gas	Well
#: 10
	1,273,528	Royalties	ITALY	CALVELLO MUNICIPALITY	ITALY UPSTREAM ASSET	Crude Oil and/or Natural Gas	Well
#: 11
	727,730	Royalties	ITALY	GRUMENTO NOVA MUNICIPALITY	ITALY UPSTREAM ASSET	Crude Oil and/or Natural Gas	Well
#: 12
	545,798	Royalties	ITALY	MARSICO NUOVO MUNICIPALITY	ITALY UPSTREAM ASSET	Crude Oil and/or Natural Gas	Well
#: 13
	5,048,629	Royalties	ITALY	VIGGIANO MUNICIPALITY	ITALY UPSTREAM ASSET	Crude Oil and/or Natural Gas	Well
#: 14
	2,893,788	Fees	ITALY	VIGGIANO MUNICIPALITY	ITALY UPSTREAM ASSET	Crude Oil and/or Natural Gas	Well
#: 15
	124,462,214	Taxes	ITALY	TESSORERIA PROVINICIALE DELLO STATO	ITALY UPSTREAM ASSET	Crude Oil and/or Natural Gas	Well
#: 16
	29,501,006	Royalties	ITALY	TESSORERIA PROVINICIALE DELLO STATO	ITALY UPSTREAM ASSET	Crude Oil and/or Natural Gas	Well
#: 17
	714,085	Fees	ITALY	TESSORERIA PROVINICIALE DELLO STATO	ITALY UPSTREAM ASSET	Crude Oil and/or Natural Gas	Well
#: 18
	5,365,039	Royalties	ITALY	REGIONE BASILICATA	ITALY UPSTREAM ASSET	Crude Oil and/or Natural Gas	Well
#: 19
	79,762,888	Fees	ITALY	REGIONE BASILICATA	ITALY UPSTREAM ASSET	Crude Oil and/or Natural Gas	Well
#: 20
	315,440	Royalties	ITALY	COMUNE DI GORGOGLIONE	ITALY UPSTREAM ASSET	Crude Oil and/or Natural Gas	Well
#: 21
	2,050,361	Royalties	ITALY	COMUNE DI CORLETO PERTICARA	ITALY UPSTREAM ASSET	Crude Oil and/or Natural Gas	Well
#: 22
	181,933	Royalties	ITALY	MARSICOVETERE MUNICIPALITY	ITALY UPSTREAM ASSET	Crude Oil and/or Natural Gas	Well
#: 23
	181,933	Royalties	ITALY	MONTEMURRO MUNICIPALITY	ITALY UPSTREAM ASSET	Crude Oil and/or Natural Gas	Well
#: 24
	1,213,530,457	Prod. Entitlements	NORWAY	PETORO AS	ORMEN LANGE	Crude Oil and/or Natural Gas	Well
#: 25
	843,008,693	Prod. Entitlements	NORWAY	EQUINOR ASA	ORMEN LANGE	Crude Oil and/or Natural Gas	Well
#: 27
	(3,250,590)	Fees	NORWAY	OLJEDIREKTORATET	ORMEN LANGE	Crude Oil and/or Natural Gas	Well
#: 28
	1,011,830	Fees	NORWAY	OLJEDIREKTORATET	NORWAY EXPLORATION PROJECTS	Crude Oil and/or Natural Gas	Well
#: 35
	208,412,179	Taxes	KAZAKHSTAN	WEST KAZAKHSTAN TAX COMMITTEE	KARACHAGANAK	Crude Oil and/or Natural Gas	Well
#: 36
	503,863,549	Prod. Entitlements	OMAN	MINISTRY OF ENERGY AND MINERALS	BLOCK 10 CONCESSION	Crude Oil and/or Natural Gas	Well
#: 37
	3,587,243,932	Taxes	OMAN	OMAN - MINISTRY OF FINANCE	BLOCK 6 CONCESSION	Crude Oil and/or Natural Gas	Well
#: 38
	150,000	Fees	OMAN	OMAN - MINISTRY OF FINANCE	BLOCK 10 CONCESSION	Crude Oil and/or Natural Gas	Well
#: 39
	250,000	Fees	OMAN	OMAN - MINISTRY OF FINANCE	BLOCK 11 CONCESSION	Crude Oil and/or Natural Gas	Well
#: 40
	150,000	Fees	OMAN	OMAN - MINISTRY OF FINANCE	BLOCK 42 CONCESSION	Crude Oil and/or Natural Gas	Well
#: 41
	250,000	Fees	OMAN	OMAN - MINISTRY OF FINANCE	BLOCK 55 CONCESSION	Crude Oil and/or Natural Gas	Well
#: 42
	1,996,846,875	Prod. Entitlements	QATAR	QATAR ENERGY	PEARL GTL	Crude Oil and/or Natural Gas	Well
#: 43
	1,735,524,464	Taxes	QATAR	QATAR ENERGY	PEARL GTL	Crude Oil and/or Natural Gas	Well
#: 44
	29,806,461	Fees	QATAR	QATAR ENERGY	PEARL GTL	Crude Oil and/or Natural Gas	Well
#: 45
	1,500,000	Bonuses	MAURITANIA	MINISTRY OF PETROLEUM, ENERGY AND MINES	DW MAURITANIA EXPLORATION	Crude Oil and/or Natural Gas	Well
#: 46
	915,000	Fees	SOMALIA	MINISTRY OF PETROLEUM AND MINERAL RESOURCES	SOMALIA EXPLORATION	Crude Oil and/or Natural Gas	Well
#: 47
	207,273	Fees	TANZANIA	PETROLEUM UPSTREAM REGULATORY AUTHORITY	BLOCK 1 AND 4	Crude Oil and/or Natural Gas	Well
#: 48
	9,184,700	Taxes	TUNISIA	MONSIEUR LE RECEVEUR DES FINANCES DU LAC	HASDRUBAL CONCESSION	Crude Oil and/or Natural Gas	Well
#: 49
	1,923,800	Royalties	TUNISIA	ENTERPRISE TUNISIENNE D'ACTIVITES PETROLIERES	HASDRUBAL CONCESSION	Crude Oil and/or Natural Gas	Well
#: 50
	3,244,642	Royalties	TUNISIA	MONSIEUR LE RECEVEUR DES FINANCES DU LAC	HASDRUBAL CONCESSION	Crude Oil and/or Natural Gas	Well
#: 53
	528,534	Fees	BOLIVIA	NATIONAL OIL COMPANY OF BOLIVIA	HUACARETA	Crude Oil and/or Natural Gas	Well
#: 56
	104,165,663	Prod. Entitlements	TRINIDAD AND TOBAGO	MINISTRY OF ENERGY AND ENERGY AFFAIRS	NORTH COAST MARINE AREA 1 (NCMA1)	Crude Oil and/or Natural Gas	Well
#: 57
	158,639,550	Prod. Entitlements	TRINIDAD AND TOBAGO	MINISTRY OF ENERGY AND ENERGY AFFAIRS	EAST COAST MARINE AREA	Crude Oil and/or Natural Gas	Well
#: 59
	9,643,946	Taxes	TRINIDAD AND TOBAGO	BOARD OF INLAND REVENUE	CENTRAL BLOCK	Crude Oil and/or Natural Gas	Well
#: 60
	5,160,601	Royalties	TRINIDAD AND TOBAGO	MINISTRY OF ENERGY AND ENERGY AFFAIRS	CENTRAL BLOCK	Crude Oil and/or Natural Gas	Well
#: 61
	882,085	Fees	TRINIDAD AND TOBAGO	MINISTRY OF ENERGY AND ENERGY AFFAIRS	CENTRAL BLOCK	Crude Oil and/or Natural Gas	Well
#: 62
	2,140,203	Fees	TRINIDAD AND TOBAGO	MINISTRY OF ENERGY AND ENERGY AFFAIRS	NORTH COAST MARINE AREA 1 (NCMA1)	Crude Oil and/or Natural Gas	Well
#: 63
	1,986,939	Fees	TRINIDAD AND TOBAGO	MINISTRY OF ENERGY AND ENERGY AFFAIRS	EAST COAST MARINE AREA	Crude Oil and/or Natural Gas	Well
#: 64
	1,451,788	Fees	TRINIDAD AND TOBAGO	MINISTRY OF ENERGY AND ENERGY AFFAIRS	TT EXPLORATION	Crude Oil and/or Natural Gas	Well
#: 65
	886,700	Fees	TRINIDAD AND TOBAGO	MINISTRY OF ENERGY AND ENERGY AFFAIRS	TT DEEPWATER ATLANTIC AREA	Crude Oil and/or Natural Gas	Well
#: 69
	(43,370,657)	Taxes	UNITED KINGDOM	HM REVENUE AND CUSTOMS	BRENT AND OTHER NORTHERN NORTH SEA PROJECTS	Crude Oil and/or Natural Gas	Well
#: 70
	501,950	Fees	UNITED KINGDOM	NORTH SEA TRANSITION AUTHORITY	BRENT AND OTHER NORTHERN NORTH SEA PROJECTS	Crude Oil and/or Natural Gas	Well
#: 71
	2,845,153	Fees	UNITED KINGDOM	NORTH SEA TRANSITION AUTHORITY	ONEGAS WEST	Crude Oil and/or Natural Gas	Well
#: 73
	794,101	Fees	UNITED KINGDOM	NORTH SEA TRANSITION AUTHORITY	UK EXPLORATIONS PROJECTS	Crude Oil and/or Natural Gas	Well
#: 74
	231,747	Fees	UNITED KINGDOM	NORTH SEA TRANSITION AUTHORITY	UK OFFSHORE NON OPERATED	Crude Oil and/or Natural Gas	Well
#: 75
	381,619	Fees	UNITED KINGDOM	NORTH SEA TRANSITION AUTHORITY	WEST OF SHETLAND NON OPERATED	Crude Oil and/or Natural Gas	Well
#: 76
	1,008,697	Fees	UNITED KINGDOM	NORTH SEA TRANSITION AUTHORITY	UK OFFSHORE OPERATED	Crude Oil and/or Natural Gas	Well
#: 77
	133,442	Fees	UNITED KINGDOM	THE CROWN ESTATE SCOTLAND	UK OFFSHORE OPERATED	Crude Oil and/or Natural Gas	Well
#: 78
	874,374,980	Prod. Entitlements	MALAYSIA	PETROLIAM NASIONAL BERHAD	SABAH INBOARD AND DEEPWATER OIL	Crude Oil and/or Natural Gas	Well
#: 79
	416,719,337	Prod. Entitlements	MALAYSIA	PETROLIAM NASIONAL BERHAD	SARAWAK OIL AND GAS	Crude Oil and/or Natural Gas	Well
#: 80
	578,199,048	Prod. Entitlements	MALAYSIA	PETRONAS CARIGALI SDN BHD (KL)	SABAH INBOARD AND DEEPWATER OIL	Crude Oil and/or Natural Gas	Well
#: 81
	452,372,577	Prod. Entitlements	MALAYSIA	PETRONAS CARIGALI SDN BHD (KL)	SARAWAK OIL AND GAS	Crude Oil and/or Natural Gas	Well
#: 82
	80,602,291	Prod. Entitlements	MALAYSIA	PETROLEUM SARAWAK EXPLORATION AND PRODUCTION SDN BHD	SARAWAK OIL AND GAS	Crude Oil and/or Natural Gas	Well
#: 83
	354,532,934	Prod. Entitlements	MALAYSIA	BRUNEI NATIONAL PETROLEUM COMPANY	SABAH INBOARD AND DEEPWATER OIL	Crude Oil and/or Natural Gas	Well
#: 89
	28,616,146	Taxes	MALAYSIA	KETUA PENGARAH LHDNM	SABAH GAS - NOT OPERATED	Crude Oil and/or Natural Gas	Well
#: 90
	233,145,621	Taxes	MALAYSIA	KETUA PENGARAH LHDNM	SABAH INBOARD AND DEEPWATER OIL	Crude Oil and/or Natural Gas	Well
#: 91
	88,011,242	Taxes	MALAYSIA	KETUA PENGARAH LHDNM	SARAWAK OIL AND GAS	Crude Oil and/or Natural Gas	Well
#: 92
	933,816	Taxes	MALAYSIA	PETRONAS CARIGALI SDN BHD (MIRI)	SARAWAK OIL AND GAS	Crude Oil and/or Natural Gas	Well
#: 93
	1,412,148	Royalties	MALAYSIA	PETROLIAM NASIONAL BERHAD	SABAH GAS - NOT OPERATED	Crude Oil and/or Natural Gas	Well
#: 94
	4,933,598	Royalties	MALAYSIA	PETROLIAM NASIONAL BERHAD	SABAH INBOARD AND DEEPWATER OIL	Crude Oil and/or Natural Gas	Well
#: 95
	18,414,960	Royalties	MALAYSIA	PETROLIAM NASIONAL BERHAD	SARAWAK OIL AND GAS	Crude Oil and/or Natural Gas	Well
#: 96
	349,431,732	Royalties	MALAYSIA	MALAYSIA FEDERAL AND STATE GOVERNMENT	SABAH INBOARD AND DEEPWATER OIL	Crude Oil and/or Natural Gas	Well
#: 97
	169,166,428	Royalties	MALAYSIA	MALAYSIA FEDERAL AND STATE GOVERNMENT	SARAWAK OIL AND GAS	Crude Oil and/or Natural Gas	Well
#: 98
	77,937,697	Taxes	AUSTRALIA	AUSTRALIAN TAXATION OFFICE	QGC PROJECT	Crude Oil and/or Natural Gas	Well
#: 100
	161,424,179	Royalties	AUSTRALIA	DEPARTMENT OF INDUSTRY	NORTH WEST SHELF	Crude Oil and/or Natural Gas	Well
#: 101
	344,138,883	Royalties	AUSTRALIA	OFFICE OF STATE REVENUE	QGC PROJECT	Crude Oil and/or Natural Gas	Well
#: 102
	197,604	Fees	AUSTRALIA	BANANA SHIRE COUNCIL	QGC PROJECT	Crude Oil and/or Natural Gas	Well
#: 103
	107,018	Fees	AUSTRALIA	DEPARTMENT OF INDUSTRY	PRELUDE	Crude Oil and/or Natural Gas	Well
#: 104
	1,154,172	Fees	AUSTRALIA	DEPARTMENT OF ENVIRONMENT AND SCIENCE	QGC PROJECT	Crude Oil and/or Natural Gas	Well
#: 105
	10,401,841	Fees	AUSTRALIA	WESTERN DOWNS REGIONAL COUNCIL	QGC PROJECT	Crude Oil and/or Natural Gas	Well
#: 106
	552,059	Fees	AUSTRALIA	DEPARTMENT OF NATURAL RESOURCES AND MINES	QGC PROJECT	Crude Oil and/or Natural Gas	Well
#: 107
	1,525,207	Fees	AUSTRALIA	RESOURCES SAFETY AND HEALTH	QGC PROJECT	Crude Oil and/or Natural Gas	Well
#: 110
	442,060	Bonuses	EGYPT	GANOUB EL WADI PETROLEUM HOLDING	EGYPT OFFSHORE EXPLORATION	Crude Oil and/or Natural Gas	Well
#: 111
	864,363,603	Prod. Entitlements	NIGERIA	NIGERIAN NATIONAL PETROLEUM CORPORATION	East Asset	Crude Oil and/or Natural Gas	Well
#: 112
	752,858,858	Prod. Entitlements	NIGERIA	NIGERIAN NATIONAL PETROLEUM CORPORATION	PSC 1993 (OPL212/OML118, OPL219/OML135)	Crude Oil and/or Natural Gas	Well
#: 113
	1,850,490,170	Prod. Entitlements	NIGERIA	NIGERIAN NATIONAL PETROLEUM CORPORATION	WEST ASSET	Crude Oil and/or Natural Gas	Well
#: 115
	157,121,109	Taxes	NIGERIA	FEDERAL INLAND REVENUE SERVICE	PSC 1993 (OML133)	Crude Oil and/or Natural Gas	Well
#: 116
	279,780,569	Taxes	NIGERIA	FEDERAL INLAND REVENUE SERVICE	PSC 1993 (OPL212/OML118, OPL219/OML135)	Crude Oil and/or Natural Gas	Well
#: 118
	453,852,738	Royalties	NIGERIA	NIGERIAN UPSTREAM PETROLEUM REGULATORY COMMISSION	PSC 1993 (OPL212/OML118, OPL219/OML135)	Crude Oil and/or Natural Gas	Well
#: 122
	29,186,030	Fees	NIGERIA	NIGER DELTA DEVELOPMENT COMMISSION	PSC 1993 (OPL212/OML118, OPL219/OML135)	Crude Oil and/or Natural Gas	Well
#: 123
	1,178,910	Fees	NIGERIA	NATIONAL AGENCY FOR SCIENCE AND ENGINEERING INFRASTRUCTURE	PSC 1993 (OPL212/OML118, OPL219/OML135)	Crude Oil and/or Natural Gas	Well
#: 124
	105,295,402	Taxes	CANADA	PROVINCIAL TREASURER OF ALBERTA	ATHABASCA OIL SANDS	Oil Sands	Open Pit
#: 125
	201,327,608	Taxes	CANADA	RECEIVER GENERAL FOR CANADA	ATHABASCA OIL SANDS	Oil Sands	Open Pit
#: 126
	1,884,599	Royalties	CANADA	GOVERNMENT OF ALBERTA	GREATER DEEP BASIN	Crude Oil and/or Natural Gas	Well
#: 127
	(141,945)	Royalties	CANADA	RECEIVER GENERAL FOR CANADA	SABLE DEEPWATER	Crude Oil and/or Natural Gas	Well
#: 128
	43,754,308	Royalties	CANADA	MINISTER OF FINANCE (BC)	GROUNDBIRCH	Crude Oil and/or Natural Gas	Well
#: 130
	118,371	Fees	CANADA	GOVERNMENT OF ALBERTA	FOOTHILLS	Crude Oil and/or Natural Gas	Well
#: 131
	33,737,939	Fees	CANADA	GOVERNMENT OF ALBERTA	GREATER DEEP BASIN	Crude Oil and/or Natural Gas	Well
#: 132
	600,076	Fees	CANADA	MINISTRY OF EMPLOYMENT AND INVESTMENT	GROUNDBIRCH	Crude Oil and/or Natural Gas	Well
#: 133
	695,029	Fees	CANADA	MINISTER OF FINANCE (BC)	GROUNDBIRCH	Crude Oil and/or Natural Gas	Well
#: 136
	1,078,049,824	Royalties	UNITED STATES	OFFICE OF NATURAL RESOURCES REVENUE	GOM (CENTRAL)	Crude Oil and/or Natural Gas	Well
#: 137
	135,958,686	Royalties	UNITED STATES	OFFICE OF NATURAL RESOURCES REVENUE	GOM (WEST)	Crude Oil and/or Natural Gas	Well
#: 138
	243,408	Fees	UNITED STATES	STATE OF ALASKA DEPT. OF NATURAL RESOURCES	ALASKA EXPLORATION	Crude Oil and/or Natural Gas	Well
#: 139
	521,436	Fees	UNITED STATES	OFFICE OF NATURAL RESOURCES REVENUE	GOM (CENTRAL)	Crude Oil and/or Natural Gas	Well
#: 140
	312,440	Fees	UNITED STATES	OFFICE OF NATURAL RESOURCES REVENUE	GOM (WEST)	Crude Oil and/or Natural Gas	Well
#: 141
	35,594,798	Fees	UNITED STATES	OFFICE OF NATURAL RESOURCES REVENUE	GOM EXPLORATION	Crude Oil and/or Natural Gas	Well
#: 142
	3,590,412	Royalties	ARGENTINA	PROVINCIA DE SALTA	ACAMBUCO	Crude Oil and/or Natural Gas	Well
#: 143
	98,856,123	Royalties	ARGENTINA	PROVINCIA DEL NEUQUEN	ARGENTINA UNCONVENTIONAL PROJECTS	Crude Oil and/or Natural Gas	Well
#: 144
	1,083,019	Fees	ARGENTINA	PROVINCIA DEL NEUQUEN	ARGENTINA UNCONVENTIONAL PROJECTS	Crude Oil and/or Natural Gas	Well
#: 145
	27,416,425	Prod. Entitlements	BRAZIL	PRE-SAL PETROLEO SA	BM-S-9, BM-S-9A, BM-S-11, BM-S-11A and Entorno de Sapinhoa	Crude Oil and/or Natural Gas	Well
#: 146
	168,115,363	Prod. Entitlements	BRAZIL	PRE-SAL PETROLEO SA	LIBRA PSC	Crude Oil and/or Natural Gas	Well
#: 148
	28,591,236	Royalties	BRAZIL	MINISTERIO DA FAZENDA	BC-10	Crude Oil and/or Natural Gas	Well
#: 149
	998,565,014	Royalties	BRAZIL	MINISTERIO DA FAZENDA	BM-S-9, BM-S-9A, BM-S-11, BM-S-11A and Entorno de Sapinhoa	Crude Oil and/or Natural Gas	Well
#: 150
	173,505,174	Royalties	BRAZIL	MINISTERIO DA FAZENDA	LIBRA PSC	Crude Oil and/or Natural Gas	Well
#: 151
	25,354,087	Bonuses	BRAZIL	AGENCIA NACIONAL DO PETROLEO GAS NATURAL E BIOCOMBUSTIVEIS	BASIN EXPLORATION PROJECTS	Crude Oil and/or Natural Gas	Well
#: 152
	2,199,441	Fees	BRAZIL	MINISTERIO DA FAZENDA	BASIN EXPLORATION PROJECTS	Crude Oil and/or Natural Gas	Well
#: 153
	1,172,147	Fees	BRAZIL	MINISTERIO DA FAZENDA	BC-10	Crude Oil and/or Natural Gas	Well
#: 154
	469,766	Fees	BRAZIL	MINISTERIO DA FAZENDA	BIJUPIRA AND SALEMA	Crude Oil and/or Natural Gas	Well
#: 155
	1,803,888,142	Fees	BRAZIL	MINISTERIO DA FAZENDA	BM-S-9, BM-S-9A, BM-S-11, BM-S-11A and Entorno de Sapinhoa	Crude Oil and/or Natural Gas	Well
#: 157
	319,076	Fees	BRAZIL	AGENCIA NACIONAL DO PETROLEO GAS NATURAL E BIOCOMBUSTIVEIS	BASIN EXPLORATION PROJECTS	Crude Oil and/or Natural Gas	Well
#: 158
	255,455	Infrastructure	AUSTRALIA	WESTERN DOWNS REGIONAL COUNCIL	QGC PROJECT	Crude Oil and/or Natural Gas	Well
#: 159
	85,890	Fees	NIGERIA	NIGERIA POLICE TRUST FUND	PSC 1993 (OPL212/OML118, OPL219/OML135)	Crude Oil and/or Natural Gas	Well
DEUTSCHE SHELL HOLDING GmbH [Member] | #: 1
	1,122,046	Taxes	GERMANY	CITY OF DINSLAKEN		Crude Oil and/or Natural Gas	Well
DEUTSCHE SHELL HOLDING GmbH [Member] | #: 2
	112,029	Taxes	GERMANY	CITY OF WUERZBURG		Crude Oil and/or Natural Gas	Well
DEUTSCHE SHELL HOLDING GmbH [Member] | #: 3
	1,382,536	Taxes	GERMANY	CITY OF GELSENKIRCHEN		Crude Oil and/or Natural Gas	Well
DEUTSCHE SHELL HOLDING GmbH [Member] | #: 4
	11,294,830	Taxes	GERMANY	CITY OF WESSELING		Crude Oil and/or Natural Gas	Well
DEUTSCHE SHELL HOLDING GmbH [Member] | #: 5
	277,361	Taxes	GERMANY	CITY OF FLOERSHEIM		Crude Oil and/or Natural Gas	Well
DEUTSCHE SHELL HOLDING GmbH [Member] | #: 6
	214,435	Taxes	GERMANY	CITY OF LUDWIGSHAFEN		Crude Oil and/or Natural Gas	Well
DEUTSCHE SHELL HOLDING GmbH [Member] | #: 7
	7,864,094	Taxes	GERMANY	CITY OF COLOGNE		Crude Oil and/or Natural Gas	Well
DEUTSCHE SHELL HOLDING GmbH [Member] | #: 8
	60,598,505	Taxes	GERMANY	TAX AUTHORITY HAMBURG		Crude Oil and/or Natural Gas	Well
A/S NORSKE SHELL [Member] | #: 26
	1,761,137,182	Taxes	NORWAY	SKATTE OG AVGIFTSREGNSKAP		Crude Oil and/or Natural Gas	Well
A/S NORSKE SHELL [Member] | #: 29
	223,460	Fees	NORWAY	OLJEDIREKTORATET		Crude Oil and/or Natural Gas	Well
SHELL EXPLORATION AND PRODUCTION BRUNEI BV [Member] | #: 30
	3,842,049	Prod. Entitlements	BRUNEI DARUSSALAM	PETROLEUM AUTHORITY OF BRUNEI		Crude Oil and/or Natural Gas	Well
SHELL EXPLORATION AND PRODUCTION BRUNEI BV [Member] | #: 32
	17,890,705	Taxes	BRUNEI DARUSSALAM	MINISTRY OF FINANCE AND ECONOMY		Crude Oil and/or Natural Gas	Well
SHELL EXPLORATION AND PRODUCTION BRUNEI BV [Member] | #: 33
	8,352,280	Royalties	BRUNEI DARUSSALAM	PETROLEUM AUTHORITY OF BRUNEI		Crude Oil and/or Natural Gas	Well
SHELL DEEPWATER BORNEO LIMITED [Member] | #: 31
	55,794,941	Taxes	BRUNEI DARUSSALAM	MINISTRY OF FINANCE AND ECONOMY		Crude Oil and/or Natural Gas	Well
BG EXPLORATION AND PRODUCTION INDIA LIMITED [Member] | #: 34
	(14,990,868)	Taxes	INDIA	INCOME TAX DEPARTMENT		Crude Oil and/or Natural Gas	Well
SHELL EXPLORACION Y EXTRACCION DE MEXICO, S.A. DE C.V. [Member] | #: 51
	36,692,167	Fees	MEXICO	FONDO MEXICANO DEL PETROLEO PARA LA ESTABILIZACION Y EL DESARROLLO		Crude Oil and/or Natural Gas	Well
SHELL EXPLORACION Y EXTRACCION DE MEXICO, S.A. DE C.V. [Member] | #: 52
	26,943,313	Fees	MEXICO	SERVICIO DE ADMINISTRACION		Crude Oil and/or Natural Gas	Well
SHELL EP OFFSHORE VENTURES LIMITED SUCURSAL COLOMBIA [Member] | #: 54
	367,220	Fees	COLOMBIA	AGENCIA NACIONAL DE HIDROCARBUROS		Crude Oil and/or Natural Gas	Well
SURINAME EXPLORATION [Member] | #: 55
	18,600,000	Bonuses	SURINAME	STAATSOLIE MAATSCHAPPIJ		Crude Oil and/or Natural Gas	Well
BG INTERNATIONAL LIMITED - TRINIDAD AND TOBAGO BRANCH [Member] | #: 58
	242,147,478	Prod. Entitlements	TRINIDAD AND TOBAGO	MINISTRY OF ENERGY AND ENERGY AFFAIRS		Crude Oil and/or Natural Gas	Well
BG INTERNATIONAL LIMITED - TRINIDAD AND TOBAGO BRANCH [Member] | #: 66
	4,475,866	Fees	TRINIDAD AND TOBAGO	MINISTRY OF ENERGY AND ENERGY AFFAIRS		Crude Oil and/or Natural Gas	Well
BG TRINIDAD AND TOBAGO LIMITED [Member] | #: 67
	805,637	Fees	TRINIDAD AND TOBAGO	MINISTRY OF ENERGY AND ENERGY AFFAIRS		Crude Oil and/or Natural Gas	Well
SHELL U.K. LIMITED [Member] | #: 68
	489,164,786	Taxes	UNITED KINGDOM	HM REVENUE AND CUSTOMS		Crude Oil and/or Natural Gas	Well
SHELL U.K. LIMITED [Member] | #: 72
	3,460,816	Fees	UNITED KINGDOM	NORTH SEA TRANSITION AUTHORITY		Crude Oil and/or Natural Gas	Well
SABAH SHELL PETROLEUM COMPANY LIMITED [Member] | #: 84
	2,664,721	Taxes	MALAYSIA	KETUA PENGARAH LHDNM		Crude Oil and/or Natural Gas	Well
SARAWAK SHELL BERHAD [Member] | #: 85
	3,512,754	Taxes	MALAYSIA	KETUA PENGARAH LHDNM		Crude Oil and/or Natural Gas	Well
SHELL ENERGY ASIA LIMITED [Member] | #: 86
	2,438,862	Taxes	MALAYSIA	KETUA PENGARAH LHDNM		Crude Oil and/or Natural Gas	Well
SHELL OIL AND GAS (MALAYSIA) LLC [Member] | #: 87
	608,917	Taxes	MALAYSIA	KETUA PENGARAH LHDNM		Crude Oil and/or Natural Gas	Well
SHELL SABAH SELATAN SDN. BHD. [Member] | #: 88
	3,676,917	Taxes	MALAYSIA	KETUA PENGARAH LHDNM		Crude Oil and/or Natural Gas	Well
SHELL AUSTRALIA PTY LTD [Member] | #: 99
	1,321,599,087	Taxes	AUSTRALIA	AUSTRALIAN TAXATION OFFICE		Crude Oil and/or Natural Gas	Well
BG DELTA LIMITED - EGYPT BRANCH [Member] | #: 108
	54,554,015	Taxes	EGYPT	EGYPTIAN GENERAL PETROLEUM CORPORATION		Crude Oil and/or Natural Gas	Well
SHELL EGYPT N.V. [Member] | #: 109
	1,250,646	Bonuses	EGYPT	EGYPTIAN GENERAL PETROLEUM CORPORATION		Crude Oil and/or Natural Gas	Well
THE SHELL PETROLEUM DEVELOPMENT COMPANY OF NIGERIA LIMITED [Member] | #: 114
	150,743,083	Taxes	NIGERIA	FEDERAL INLAND REVENUE SERVICE		Crude Oil and/or Natural Gas	Well
THE SHELL PETROLEUM DEVELOPMENT COMPANY OF NIGERIA LIMITED [Member] | #: 117
	273,998,092	Royalties	NIGERIA	NIGERIAN UPSTREAM PETROLEUM REGULATORY COMMISSION		Crude Oil and/or Natural Gas	Well
THE SHELL PETROLEUM DEVELOPMENT COMPANY OF NIGERIA LIMITED [Member] | #: 119
	110,808,014	Fees	NIGERIA	NIGER DELTA DEVELOPMENT COMMISSION		Crude Oil and/or Natural Gas	Well
THE SHELL PETROLEUM DEVELOPMENT COMPANY OF NIGERIA LIMITED [Member] | #: 120
	3,108,140	Fees	NIGERIA	NATIONAL AGENCY FOR SCIENCE AND ENGINEERING INFRASTRUCTURE		Crude Oil and/or Natural Gas	Well
THE SHELL PETROLEUM DEVELOPMENT COMPANY OF NIGERIA LIMITED [Member] | #: 121
	1,732,350	Fees	NIGERIA	NIGERIAN UPSTREAM PETROLEUM REGULATORY COMMISSION		Crude Oil and/or Natural Gas	Well
SHELL CANADA ENERGY [Member] | #: 129
	1,062,319	Fees	CANADA	GOVERNMENT OF ALBERTA		Crude Oil and/or Natural Gas	Well
SHELL PETROLEUM INC. [Member] | #: 134
	13,500,000	Taxes	UNITED STATES	INTERNAL REVENUE SERVICE		Crude Oil and/or Natural Gas	Well
SHELL EXPLORATION AND PRODUCTION COMPANY [Member] | #: 135
	(1,093,622)	Taxes	UNITED STATES	STATE OF LOUISIANA		Crude Oil and/or Natural Gas	Well
SHELL BRASIL PETROLEO LTDA [Member] | #: 147
	528,769,030	Taxes	BRAZIL	SECRETARIA DA RECEITA FEDERAL DO BRASIL		Crude Oil and/or Natural Gas	Well
SHELL BRASIL PETROLEO LTDA [Member] | #: 156
	1,303,585	Fees	BRAZIL	MINISTERIO DA FAZENDA		Crude Oil and/or Natural Gas	Well
BG ROSETTA LIMITED [Member] | #: 160
	$ 2,513,421	Taxes	EGYPT	EGYPTIAN GENERAL PETROLEUM CORPORATION		Crude Oil and/or Natural Gas	Well